Operating costs Auditors remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Analysis of income and expense [abstract]
Audit of the parent Company’s individual and consolidated financial statements	£ 2.7	£ 1.5	£ 1.3
The auditing of accounts of any associate of the Company	7.5	13.7	9.2
Other services supplied	3.9	4.6	3.6
Auditor's remuneration for audit services	14.1	19.8	14.1
Tax compliance services	0.3	0.4	0.5
Tax advisory services	0.0	0.1	0.0
Other assurance services	0.7	4.6	4.3
Services relating to corporate finance transactions not covered above	0.0	5.9	1.6
Other non-audit services not covered above	0.9	6.3	2.5
Auditor's remuneration for tax and other services	1.9	17.3	8.9
Total auditors’ remuneration	£ 16.0	£ 37.1	£ 23.0